Investments in affiliated companies (Tables)	12 Months Ended
Dec. 31, 2014
Investments in affiliated companies
Investments in affiliated companies under equity and cost method of accounting

	December 31, 2013	December 31, 2014
	RMB	RMB	Percentage Ownership
Investment in affiliated companies under the equity method:
Hainan Tianneng Power Co.,Ltd. (note c)	52,460	51,724	27.66%
Shanghai Sailin Xili Equity Investment Fund LLP (note g)	—	152,910	50.80%
Yingli Shuntong(Beijing) International Freight Agency Co., Ltd. (note e)	1,941	—	various
Others	—	49,782

Investment in affiliated companies under the cost method:
Beijing Jingyi Green Energy Power System Engineering Co.,Ltd. (note d)	11,875	11,875	10.00%
Guokai Siyuan (Beijing)Investment Fund Co.,Ltd. (note f)	150,000	150,000	2.97%
Others	—	7,010	various

Total	216,276	423,301

Movements of the investments in affiliated companies

	Balances at January 1, 2012	Investments	Share of Profits / (Losses)	Disposal	Others	Balances at December 31, 2012
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Hainan Tianneng Power Co.,Ltd. (note c)	11,182	—	284	—	(2,393)	9,073
Yingli Shuntong(Beijing) International Freight Agency Co., Ltd. (note e)	1,470	—	223	—	—	1,693

Investment in affiliated companies under the cost method:
Beijing Jingyi Green Energy Power System Engineering Co.,Ltd. (note d)	11,875	—	—	—	—	11,875
Beijing CECEP Badaling Photovoltaic Technology Co.,Ltd. (note a)	600	—	—	—	—	600
Guokai Siyuan (Beijing)Investment Fund Co.,Ltd. (note f)	—	150,000	—	—	—	150,000
Total	25,127	150,000	507	—	(2,393)	173,241

	Balances at January 1, 2013	Investments	Share of Profits / (Losses)	Disposal	Others	Balances at December 31, 2013
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Hainan Tianneng Power Co.,Ltd. (note c)	9,073	51,594	949	—	(9.156)	52,460
Yingli Shuntong(Beijing) International Freight Agency Co., Ltd. (note e)	1,693	—	248	—	—	1,941

Investment in affiliated companies under the cost method:
Beijing Jingyi Green Energy Power System Engineering Co.,Ltd. (note d)	11,875	—	—	—	—	11,875
Beijing CECEP Badaling Photovoltaic Technology Co.,Ltd. (note a)	600	—	—	(600)	—	—
Guokai Siyuan (Beijing)Investment Fund Co.,Ltd. (note f)	150,000	—	—	—	—	150,000
Total	173,241	51,594	1,197	(600)	(9,156)	216,276

	Balances at January 1, 2014	Investments	Share of Profits / (Losses)	Disposal	Others	Balances at December 31, 2014
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Hainan Tianneng Power Co.,Ltd. (note c)	52,460	—	2,335	—	(3,071)	51,724
Yingli Shuntong(Beijing) International Freight Agency Co., Ltd. (note e)	1,941	—	—	(1,941)	—	—
Shanghai Sailin Xili Equity Investment Fund LLP (note g)	—	153,000	(90)	—	—	152,910
Others	—	49,782	—	—	—	49,782

Investment in affiliated companies under the cost method:
Beijing Jingyi Green Energy Power System Engineering Co.,Ltd. (note d)	11,875	—	—	—	—	11,875
Guokai Siyuan (Beijing)Investment Fund Co.,Ltd. (note f)	150,000	—	—	—	—	150,000
Others	—	7,010	—	—	—	7,010
Total	216,276	209,792	2,245	(1,941)	(3,071)	423,301

(a)

In February 2009, Yingli China and two other entities, unrelated to the Company, established Beijing CECEP Badaling Green Photovoltaic Technology Co., Ltd. (“Beijing Badaling”). Yingli China contributed RMB 600 to acquire a 10% equity interest.  The investment is accounted for under cost method.  In May 2013, the Company withdrew its investment from Beijing Badaling and received cash in the amount of RMB 600 (US$ 97).

(b)

The Company’s 50% equity investment in Tibet TianweiYingli New Energy Resources Co., Ltd. (“Tibetan Yingli”) is accounted for under equity method. Given the continuing losses sustained by Tibetan Yingli, the Company recorded a full impairment provision of RMB 8,720 for this equity investment during the year ended December 31, 2011. In 2012, 2013 and 2014, Tibetan Yingli continued to incur losses and the carrying value of the Company’s investment in Tibetan Yingli remained as nil and no further loss was recognized as of December 31, 2012, 2013 and 2014.

(c)

In September 2009, Yingli China and two other entities, unrelated to the Company, established Hainan Tianneng Power Co., Ltd. (“Hainan Tianneng”). Yingli China contributed RMB 6,000 to acquire a 20% equity interest.  In 2011, Yingli China further injected cash of RMB 20,362 while the other investors made proportional cash injection to remain the same ownership interest for each investor. In 2012, the other investors made further capital injection to Hainan Tianneng, which resulted in a decrease of equity interest held by Yingli China to 11.45% as of December 31, 2012. In June and July 2013, Hainan Yingli made capital injections in the amount of RMB 40 million and RMB 12 million respectively, to acquire 18.31% equity interest of Hainan Tianneng in total.  Together with the equity interest held by Yingli China (9.35%), the Company (including both Yingli China and Yingli Hainan) holds 27.66% equity interest in Hainan Tianneng as of December 31, 2013 and 2014. The investment is accounted for under equity method.

(d)

In February 2010, Yingli China and two other entities, unrelated to the Company, established Beijing Jingyi Green Energy Power System Engineering Co., Ltd..Yingli China contributed RMB 10,000 to acquire a 10% equity interest. In July 2011, Yingli China injected cash of RMB 1,875 while the other investors made proportional cash injection to remain the same ownership interest for each investor. The investment is accounted for under cost method.

(e)

In September 2011, Yingli Beijinhg and a subsidiary of Yingli Group, established Yingli Shuntong (Beijing) International Freight Agency Co., Ltd (“ShuntongWuliu”). Yingli Beijing contributed RMB 1,470 to acquire 49% equity interest. As of December 31, 2013, the investment is accounted for under equity method. In December 2014, Yingli Beijing disposed all its equity interest in Shuntong Wuliu to Tianjin Yingli Bubalus Logistics Co., Ltd., a related party of the Company. The total consideration was RMB1,941 and no gain or loss arose from this transaction.

(f)

In November 2012, Yingli China and Yingli Hainan, along with 20 other entities unrelated to the Company, participated in the establishment of Guokai Siyuan (Beijing) Investment Fund Co.,Ltd. (formerly named as “China Development Zhengxin Investment Company”). The Investment Company’s period of operation is 10 years and its principal activities are to make equity investments to key industries encouraged by the State. The Company contributed RMB 150,000 to acquire a 4.76% equity interest. The investment is accounted for under cost method.  The Investment Company’s administrator is SDIC Investment and Development Fund Management Beijing Co., Ltd. Subject to the administrator’s approval and other shareholders’ preemptive rights, the Company can transfer its investment to third parties.

(g)

In August 2014, Yingli China and Shanghai Sailing Capital Management Co., Ltd. (“Shanghai Sailing”), unrelated to the Company, set up a fund called Shanghai Sailing Xili Equity Investement Fund LLP (“Sailing Fund”). The capital size of Sailing Fund is of RMB 1,004,000 and its principal activities are to make equity investments to new energy industries. According to the agreement, Sailing Fund is jointly controlled by Shanghai Sailing and Yingli China with shares of interest of 49.2% and 50.8%, respectively. As of December 31, 2014, total capital injected by Yingli China is RMB 153,000 (US$ 24,659) while Shanghai Sailing also made cash injection proportionally based on the agreed percentage of shares of interest between the parties in Sailing Fund. Therefore, the investment is accounted for under equity method.